Income Tax Expense - Summary of Deferred Income Tax (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax - Assets	$ 158,766,388	$ 75,766,586	$ 88,054,959
Deferred tax - Liabilities	(3,344,865,625)	(3,175,825,219)	(4,023,676,069)
Total	(3,186,099,237)	(3,100,058,633)	(3,935,621,110)
Carryforward subsidiary tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax - Assets	136,335,733	28,470,551
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax - Assets	15,681,562	34,746,760	40,542,949
Trade accounts receivable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax - Assets	940,042	1,409,236	46,711,354
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax - Assets	5,809,051	11,140,039	800,656
Investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax - Liabilities	(2,915,246)	(26,463,897)
Other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax - Liabilities	(21,359,668)	(2,895,083)	(113,307,501)
Property, plant and equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax - Liabilities	(3,018,540,501)	(2,895,012,630)	(3,688,195,896)
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax - Liabilities	(284,484,027)	(226,845,381)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax - Liabilities	$ (17,566,183)	$ (24,608,228)	$ (222,172,672)